Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Aug. 31, 2017
Prospectus Date	Aug. 31, 2017
Aptus Behavioral Momentum ETF | Aptus Behavioral Momentum ETF
Prospectus:
Trading Symbol	BEMO